Condensed Consolidated Interim Statements of Cash Flows	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash flows from operating activities:
Profit for the year	$ (34,028,126)	$ 5,810,380
Adjustments:
Share-based payments	1,140,218
Depreciation and amortization	55,534	54,205
Adjustment for expected credit losses	24,081	(99,776)
Net foreign currency (gain) loss	48,866	(337,471)
Amortization of right-of-use assets	34,047	26,999
Investment property valuation gain	(9,749,988)	(10,276,377)
Financing costs	11,371,356	17,636,918
Gain on sale of asset held for sale		(1,022,853)
Loss on disposal of property and equipment		82,465
Straight-line rent	(463,318)	(1,413,168)
Interest income	(424,155)
Interest income from affiliates	(302,808)	(314,488)
Income from lock-up release (net), classified as financing cash flow	(8,695,972)
Listing expense	44,469,613
Income tax expense	3,846,518	2,759,558
Working capital adjustments
Working capital adjustments	3,783,436	(761,046)
Income tax paid	(3,900,763)	(3,842,718)
Net cash provided by operating activities	7,208,539	8,302,628
Cash flows from investing activities:
Capital expenditure on investment properties	(11,681,535)	(10,672,226)
Purchase of property and equipment	(19,886)	(107,305)
Proceeds from sale of investment properties	2,361,010
Proceeds from sale of asset held for sale		1,600,000
Repayments on loans to tenants	397,844	371,703
Restricted cash equivalent	(2,058,806)	1,957,953
Net cash used in investing activities	(11,001,373)	(6,849,875)
Cash flows from financing activities:
Long term debt borrowing	13,091,001	113,971,395
Long term debt repayment	(3,250,201)	(98,400,674)
Cash paid for raising debt	(59,975)	(394,686)
Debt extinguishment cost paid		(1,552,683)
Interest and commitment fee paid	(11,686,352)	(11,779,772)
Capital contributions from non-controlling partners	2,403,450	1,000,000
Distributions to non-controlling partners	(500,000)	(4,522,937)
Proceeds from Business Combination, net of transaction costs paid	8,174,119
Proceeds from lock-up release, net of transaction costs paid	8,695,972
Repayment of office lease liabilities	(30,224)	(16,284)
Net cash provided by financing activities	16,837,790	(1,695,641)
Effects of exchange rate fluctuations on cash held	(113,577)	139,193
Net increase (decrease) in cash and cash equivalents	12,931,379	(103,695)
Cash and cash equivalents at the beginning of year	35,242,363	14,988,112	$ 14,988,112
Cash and cash equivalents at the end of year	48,173,742	14,884,417	35,242,363	$ 14,988,112
Supplemental disclosure of noncash investing and financing activities:
Forgiveness of loan receivable from Latam Logistics Investments, LLC (“LLI”)	(9,765,972)
Assumption of net liabilities from TWOA as a result of the Business Combination	3,874,870
Increase in accrued payables for investment properties		1,970,512
New lease liabilities in exchange for lease right-of-use assets		2,507,992
Latam Logistic Properties SA [member]
Cash flows from operating activities:
Profit for the year			7,156,005	11,441,233	$ 8,669,385
Adjustments:
Depreciation and amortization			107,229	124,287	139,896
Adjustment for expected credit losses			(87,723)	1,470,990	1,062,133
Net foreign currency (gain) loss			(507,152)	(325,135)	302,638
Amortization of right-of-use assets			60,666	104,198	96,662
Investment property valuation gain			(20,151,026)	(3,525,692)	(12,610,127)
Financing costs			31,111,064	11,766,726	9,799,558
(Gain) loss on sale of investment properties			(1,165,170)	398,247
Gain on sale of asset held for sale			(1,022,853)
Loss on disposal of property and equipment			83,389	30,269	925
(Gain) loss on disposition of asset held for sale			(1,022,853)
Straight-line rent			(1,035,592)	(2,423,347)	(1,984,366)
Interest income			(763,208)	(561,372)	(424,838)
Income tax expense			4,980,622	2,236,507	8,756,703
Working capital adjustments
Lease and other receivables, net			(1,180,448)	1,092,549	(5,185,489)
Other current assets and other assets			(1,378,914)	(1,295,515)	1,414,116
Accounts payable and accrued expenses			4,963,720	(1,558,595)	619,206
Security deposits			454,556	346,458	417,547
Retainage payable			(1,147,401)	74,730	663,420
Income tax payable			1,361,162	539,231	(492,438)
Income tax paid			(4,639,456)	(324,624)	(1,392,680)
Net cash provided by operating activities			17,199,470	19,611,145	9,852,251
Cash flows from investing activities:
Capital expenditure on investment properties			(28,409,164)	(40,975,109)	(48,254,733)
Acquisitions of investment properties, net of closing costs					(22,443,229)
Purchase of property and equipment			(126,476)	(88,487)	(97,687)
Proceeds from sale of investment properties			2,778,063	8,874,753
Proceeds from sale of asset held for sale			1,600,000	1,200,000	1,200,000
Loans to affiliates				(2,100,000)	(685,000)
Loans to tenants for leasehold improvement			(389,695)	(4,687,480)	(801,384)
Repayments on loans to tenants			775,263	671,937	407,600
Restricted cash equivalent			571,787	620,450	3,812,470
Net cash used in investing activities			(23,200,222)	(36,483,936)	(66,861,963)
Cash flows from financing activities:
Long term debt borrowing			205,676,643	44,217,867	78,626,400
Long term debt repayment			(152,482,361)	(13,335,183)	(11,860,052)
Cash paid for raising debt			(1,175,820)	(41,550)	(1,070,987)
Debt extinguishment cost paid			(2,473,134)
Interest and commitment fee paid			(24,862,976)	(14,505,955)	(9,391,336)
Capital contributions from non-controlling partners			5,868,152	700,000	4,084,160
Distributions to non-controlling partners			(4,522,936)	(2,067,803)	(1,024,747)
Repayment of office lease liabilities			(50,112)	(163,072)	(99,380)
Net cash provided by financing activities			25,977,456	14,804,304	59,264,058
Effects of exchange rate fluctuations on cash held			277,547	(303,754)	(352,796)
Net increase (decrease) in cash and cash equivalents			20,254,251	(2,372,241)	1,901,550
Cash and cash equivalents at the beginning of year	$ 35,242,363	$ 14,988,112	14,988,112	17,360,353	15,458,803
Cash and cash equivalents at the end of year			$ 35,242,363	$ 14,988,112	$ 17,360,353